        As filed with the Securities and Exchange Commission on October 25, 2002

                                                              FILE NO. 333-84797
                                                              FILE NO. 811-09525

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933 (X)

                       PRE-EFFECTIVE AMENDMENT NO.___ ( )


                       POST-EFFECTIVE AMENDMENT NO. 5 (X)

                                      and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 (X)

                               AMENDMENT NO. 6 (X)


                               RYDEX DYNAMIC FUNDS
               (Exact Name of Registrant as Specified in Charter)
                       c/o 9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        Registrant's Telephone Number, including Area Code (301) 296-5100

                              ALBERT P. VIRAGH, JR.
                                   RYDEX FUNDS
                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850
               (Name and Address of Agent for Service of Process)


                                   Copies to:
                            W. JOHN McGUIRE, ESQUIRE
                           Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, N.W.
                             WASHINGTON, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):
____ immediately upon filing pursuant to paragraph (b) of rule 485
____ on (date) pursuant to paragraph (b)(1)(v) of rule 485
____ 60 days after filing pursuant to paragraph (a)(1) of rule 485
_X__ on December 31, 2002 pursuant to paragraph (a)(1) of rule 485
____ 75 days after filing pursuant to paragraph (a)(2) of rule 485
____ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                                             RYDEX DYNAMIC FUNDS

                                                                      PROSPECTUS
                                                                  A CLASS SHARES
                                                                       [       ]


                                                                  TITAN 500 FUND
                                                                TEMPEST 500 FUND
                                                               VELOCITY 100 FUND
                                                                VENTURE 100 FUND

                                                              RYDEX SERIES FUNDS

                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                          (DATED AUGUST 1, 2002)


      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                                              [RYDEX FUNDS LOGO]

TABLE OF CONTENTS

           2    RYDEX DYNAMIC FUNDS OVERVIEW
           2      Titan 500 Fund
           5      Tempest 500 Fund
           8      Velocity 100 Fund
          11      Venture 100 Fund
          14    RYDEX SERIES FUNDS OVERVIEW
          14      U.S. Government Money Market Fund
          16    ADDITIONAL FUND INFORMATION
          16      More Information About Fund Investments and Risks
          16      A Brief Guide to Benchmarks
          16      Master-Feeder Investment Structure
          17      Advisor's Portfolio Investment Strategy in Managing
                    the Dynamic Funds
          18      Who May Want to Invest in the Rydex Dynamic Funds
          18      Risks of Investing in the Funds
          23    SHAREHOLDER INFORMATION GUIDE
          23      Investing with Rydex: Shareholder Information
          26      Sales Charges
          34      Rydex Account Policies
          36    DIVIDENDS, DISTRIBUTIONS AND TAXES
          36      Dividends and Distributions
          36      Tax Information
          38    MANAGEMENT OF THE FUNDS
          40    BENCHMARK INFORMATION

                                                                      PROSPECTUS

                               RYDEX DYNAMIC FUNDS
                                 A CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
                800.820.0888 -- 301.296.5100 -- WWW.RYDEXFUNDS.COM

Rydex Dynamic Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios, four of which are described in this Prospectus (the "Dynamic Funds"). In addition, the Rydex U.S. Government Money Market Fund (the "Money Market Fund") is a portfolio within Rydex Series Funds, a separate mutual fund in the Rydex Family of Funds (together with the Dynamic Funds, the "Funds"). A Class Shares of the Dynamic Funds are sold primarily through broker-dealers and other financial institutions ("intermediaries") whose clients take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex Web site -- www.rydexfunds.com -- and over the phone.

THE FUND'S INVESTMENT OBJECTIVES

Each Fund has a separate investment objective. The investment objective of each Dynamic Fund is non-fundamental and may be changed without shareholder approval.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

- ARE NOT FEDERALLY INSURED

- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

- ARE NOT BANK DEPOSITS

- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES.

RYDEX DYNAMIC FUNDS OVERVIEW

TITAN 500 FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE

The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is referred to as a master-feeder arrangement. The Fund invests all of its assets in the Titan 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Titan 500 Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Titan 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day to day basis, the Titan 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Titan 500 Master Fund also may purchase equity securities and enter into repurchase agreements.

RISK CONSIDERATIONS

The Titan 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SWAP COUNTERPARTY CREDIT RISK -- The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PERFORMANCE

The bar chart and table show the performance of the H Class Shares of the Titan 500 Fund (which are not offered in this Prospectus) for one year. Since the H Class Shares are invested in the same portfolio of securities, returns for the A Class Shares of the Fund will be substantially similar to that of the H Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TITAN 500 FUND

[BAR CHART]                                        HIGHEST QUARTER RETURN 18.88%
                                                   (QUARTER ENDED 12/31/02)

                                                   LOWEST QUARTER RETURN -30.46%
2001    -33.93%                                    (QUARTER ENDED 9/30/01)

                                                   SALES LOADS ARE NOT INCLUDED
                                                   IN THIS BAR CHART AND, IF
                                                   THESE AMOUNTS WERE REFLECTED,
                                                   RETURNS WOULD BE LESS THAN
                                                   THOSE SHOWN.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2001)(1)

                                                                                       FUND RETURN
                                                                                     AFTER TAXES ON
                                                              FUND RETURN             DISTRIBUTIONS
                                       FUND RETURN          AFTER TAXES ON             AND SALE OF
                                      BEFORE TAXES           DISTRIBUTIONS             FUND SHARES
                                     H CLASS SHARES        H CLASS SHARES(3)        H CLASS SHARES(3)       S&P 500 INDEX(2)
----------------------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                            -33.93%                -33.93%                  -20.67%               -13.04%
SINCE INCEPTION (5/19/00)                -32.51%                -32.52%                  -25.33%               -11.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. YOUR ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUNDS SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

RYDEX DYNAMIC FUNDS OVERVIEW

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Titan 500 Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)                                                 5.75%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES                                                                              .90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                                            .25%
OTHER EXPENSES**                                                                             .74%
TOTAL ANNUAL FUND OPERATING EXPENSES***                                                     1.89%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."


*** THE ADVISOR HAS VOLUNTARILY AGREED TO WAIVE FEES OR REIMBURSE EXPENSES AS NECESSARY, TO MAINTAIN THE ACTUAL TOTAL ANNUAL OPERATING EXPENSES OF THE A CLASS SHARES OF THE DYNAMIC FUNDS AT AN "EXPENSE CAP" OF 1.75% (BEFORE SALES CHARGE). FOR MORE INFORMATION ON THE ADVISOR'S FEE WAIVER ARRANGEMENTS, PLEASE SEE
PAGE 38.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE TITAN 500 MASTER FUND

EXAMPLE

This Example is intended to help you compare the cost of investing in the A Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            1 YEAR                  3 YEARS
                         -------------------------------------
                            $ 762                   $ 1,153

                                                                      PROSPECTUS

TEMPEST 500 FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE

The Tempest 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is referred to as a master-feeder arrangement. The Fund invests all of its assets in the Tempest 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Tempest 500 Master Fund employs as its Portfolio Investment Strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Tempest 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day to day basis, the Tempest 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Tempest 500 Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

The Tempest 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SWAP COUNTERPARTY CREDIT RISK -- The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

                                                    RYDEX DYNAMIC FUNDS OVERVIEW

--------------------------------------------------------------------------------
INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes up.

PERFORMANCE

The bar chart and table show the performance of the H Class Shares of the Tempest 500 Fund (which are not offered in this Prospectus) for one year. Since the H Class Shares are invested in the same portfolio of securities, returns for the A Class Shares of the Fund will be substantially similar to that of the H Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TEMPEST 500 FUND

[BAR CHART]                                      HIGHEST QUARTER RETURN 34.51%
                                                 (QUARTER ENDED 9/30/01)

2001    20.81%                                   LOWEST QUARTER RETURN -19.40%
                                                 (QUARTER ENDED 12/31/01)

                                                 SALES LOADS ARE NOT
                                                 INCLUDED IN THIS BAR CHART
                                                 AND, IF THESE AMOUNTS WERE
                                                 REFLECTED, RETURNS WOULD
                                                 BE LESS THAN THOSE SHOWN.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2001)(1)

                                                                                            FUND RETURN
                                                                                           AFTER TAXES ON
                                                                    FUND RETURN             DISTRIBUTIONS
                                           FUND RETURN            AFTER TAXES ON             AND SALE OF
                                          BEFORE TAXES             DISTRIBUTIONS             FUND SHARES
                                         H CLASS SHARES          H CLASS SHARES(3)        H CLASS SHARES(3)        S&P 500 INDEX(2)
-----------------------------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                20.81%                   20.81%                   12.67%                  -13.04%
SINCE INCEPTION                              21.80%                   21.62%                   17.54%                  -11.80%
   (5/19/00)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. YOUR ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUNDS SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

                                                                      PROSPECTUS

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Tempest 500 Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)                                                            5.75%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES                                                                                         .90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                                                       .25%
OTHER EXPENSES                                                                                          .60%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                   1.75%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE TEMPEST 500 MASTER FUND

EXAMPLE

This Example is intended to help you compare the cost of investing in the A Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 YEAR                  3 YEARS
                       -----------------------------------
                         $ 748                   $1,111

RYDEX DYNAMIC FUNDS OVERVIEW

VELOCITY 100 FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE

The Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is referred to as a master-feeder arrangement. The Fund invests all of its assets in the Velocity 100 Master Fund, a separate series of the Trust with an identical investment objective.

The Velocity 100 Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Velocity 100 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day to day basis, the Velocity 100 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Velocity 100 Master Fund also may purchase equity securities and enter into repurchase agreements.

RISK CONSIDERATIONS

The Velocity 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SWAP COUNTERPARTY CREDIT RISK -- The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

                                                                      PROSPECTUS

--------------------------------------------------------------------------------
INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes down.

PERFORMANCE

The bar chart and table show the performance of the H Class Shares of the Velocity 500 Fund (which are not offered in this Prospectus) for one year. Since the H Class Shares are invested in the same portfolio of securities, returns for the A Class Shares of the Fund will be substantially similar to that of the H Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

VELOCITY 100 FUND

[BAR CHART]                                     HIGHEST QUARTER RETURN 72.09%
                                                (QUARTER ENDED 12/31/01)

2001   -69.38%                                  LOWEST QUARTER RETURN -62.24%
                                                (QUARTER ENDED 9/30/01)

                                                SALES LOADS ARE NOT INCLUDED IN
                                                THIS BAR CHART AND, IF THESE
                                                AMOUNTS WERE REFLECTED, RETURNS
                                                WOULD BE LESS THAN THOSE SHOWN.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2001)(1)

                                                                                               FUND RETURN
                                                                                             AFTER TAXES ON
                                                                     FUND RETURN              DISTRIBUTIONS
                                            FUND RETURN            AFTER TAXES ON              AND SALE OF
                                           BEFORE TAXES             DISTRIBUTIONS              FUND SHARES
                                          H CLASS SHARES          H CLASS SHARES(3)         H CLASS SHARES(3)            NASDAQ(2)
----------------------------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                 -69.38%                  -69.38%                   -42.25%                 -32.66%
SINCE INCEPTION (5/24//00)                    -72.18%                  -72.18%                   -52.51%                 -35.40%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. YOUR ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUNDS SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

RYDEX DYNAMIC FUNDS OVERVIEW

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Velocity 100 Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)                                                                        5.75%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES                                                                                                     .90%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES                                                                   .25%
OTHER EXPENSES**                                                                                                    .60%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                               1.75%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS
 SHARE OF THE FEES OF THE VELOCITY 100 MASTER FUND

EXAMPLE

This Example is intended to help you compare the cost of investing in the A Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                      1 YEAR                  3 YEARS
                    -----------------------------------
                      $ 748                   $1,111

                                                                      PROSPECTUS

VENTURE 100 FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE

The Venture 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is referred to as a master-feeder arrangement. The Fund invests all of its assets in the Venture 100 Master Fund, a separate series of the Trust with an identical investment objective.

The Venture 100 Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Venture 100 Master Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day to day basis, the Venture 100 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Venture 100 Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

The Venture 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SWAP COUNTERPARTY CREDIT RISK -- The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

RYDEX DYNAMIC FUNDS OVERVIEW

--------------------------------------------------------------------------------
INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes up.

PERFORMANCE

The bar chart and table show the performance of the H Class Shares of the Venture 100 Fund (which are not offered in this Prospectus) for one year. Since the H Class Shares are invested in the same portfolio of securities, returns for the A Class Shares of the Fund will be substantially similar to that of the H Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

VENTURE 100 FUND

[BAR CHART]                                       HIGHEST QUARTER RETURN 116.97%
                                                  (QUARTER ENDED 9/30/01)

2001    -5.00%                                    LOWEST QUARTER RETURN -51.13%
                                                  (QUARTER ENDED 12/31/01)

                                                  SALES LOADS ARE NOT
                                                  INCLUDED IN THIS BAR CHART
                                                  AND, IF THESE AMOUNTS WERE
                                                  REFLECTED, RETURNS WOULD
                                                  BE LESS THAN SHOWN.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2001)(1)

                                                                                     FUND RETURN
                                                                                   AFTER TAXES ON
                                                            FUND RETURN             DISTRIBUTIONS
                                     FUND RETURN          AFTER TAXES ON             AND SALE OF
                                    BEFORE TAXES           DISTRIBUTIONS             FUND SHARES
                                   H CLASS SHARES        H CLASS SHARES(3)        H CLASS SHARES(3)            NASDAQ 100 INDEX(2)
----------------------------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                          -5.00%                 -5.00%                   -3.04%                       -32.66%
SINCE INCEPTION (11/27/00)             -0.79%                 -1.04%                   -0.76%                       -33.28%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. YOUR ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUNDS SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

                                                                      PROSPECTUS

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Venture 100 Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)                                                                      5.75%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES                                                                                                   .90%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES                                                                 .25%
OTHER EXPENSES                                                                                                    .60%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                             1.75%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."


+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE VENTURE 100 MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the A Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                       1 YEAR                  3 YEARS
                     -----------------------------------
                       $ 748                   $1,111

RYDEX SERIES FUNDS OVERVIEW

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:

INTEREST RATE RISK -- Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK -- The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

PERFORMANCE

The bar chart and table below show the performance of the Investor Class Shares U.S. Government Money Market Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the investor Class Shares are invested in the same portfolio of securities, returns for the A Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND

[BAR CHART]                                       HIGHEST QUARTER RETURN 1.51%
1994      3.23%                                   (QUARTER ENDED 9/30/95)
1995      4.93%
1996      4.49%                                   LOWEST QUARTER RETURN   .40%
1997      4.59%                                   (QUARTER ENDED 12/31/00)
1998      4.72%
1999      4.25%                                   SALES LOADS ARE NOT INCLUDED
2000      5.42%                                   IN THIS BAR CHART AND, IF
2001      3.33%                                   THESE AMOUNTS WERE
                                                  REFLECTED, RETURNS WOULD BE
                                                  LESS THAN THOSE SHOWN.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2002 THROUGH JUNE 30, 2002 IS 0.47%.

PROSPECTUS

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2001)(1)

                                                                                                       SINCE INCEPTION
                                                                          1 YEAR             5 YEAR     (12/03/93)(2)
        --------------------------------------------------------------------------------------------------------------
        INVESTOR CLASS SHARES                                             3.33%              4.44%          4.29%
        90-DAY TREASURY COMPOSITE(3)                                      4.46%              5.28%          5.25%

      (1) These figures assume the reinvestment of dividends and capital gains distributions.

      (2) Inception date reflects commencement of Fund operation. A Class Shares will be offered beginning May 1, 2003. Performance information prior to that date is based on Investor Class Shares.

      (3) The 90-day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance.

YIELD

Call 800.820.0888 or visit www.rydexfunds.com for the Fund's current yield.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)                                                                           5.75%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES                                                                                                        .50%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES                                                                      .25%
OTHER EXPENSES**                                                                                                       .35%
TOTAL ANNUAL FUND OPERATING EXPENSES***                                                                               1.10%

* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000.

** Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available. See "Sales Charges."

EXAMPLE

This example is intended to help you compare the cost of investing in the C Class Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 YEAR                  3 YEARS
                       -----------------------------------
                          $684                    $914

ADDITIONAL FUND INFORMATION

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

Each Dynamic Fund's objective is to provide investment results that match the performance measured on a daily basis, of a specific benchmark. The current benchmark used by each Dynamic Fund is set forth below:

     FUND NAME                     BENCHMARK
     Titan 500 Fund                200% of the performance, of the S&P 500(R)Index

     Tempest 500 Fund              200% of the inverse (opposite) performance,  of the S&P 500(R)Index

     Velocity 100 Fund             200% of the performance, of the NASDAQ 100 Index(R)

     Venture 100 Fund              200% of the inverse (opposite) performance,  of the NASDAQ 100 Index(R)

A BRIEF GUIDE TO THE BENCHMARKS

The S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

The NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companiES listed on the National Association of Securities Dealers Automated Quotations System ("Nasdaq").

MASTER-FEEDER INVESTMENT STRUCTURE

As discussed in their respective Fund Overviews, the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund pursue their respective investment objectives INDIRECTLY by investing through what is sometimes referred to as a master-feeder arrangement. The predecessor Titan 500, Tempest 500, Velocity 100, and Venture 100 Funds were reorganized into this master-feeder structure on December 31, 2000. As a result of the reorganization the predecessor Funds sold all of their assets and liabilities to the Master Funds in exchange for shares of the new Titan 500, Tempest 500, Velocity 100, and Venture 100 Feeder Funds.

Under the master-feeder arrangement, a Fund's investment portfolio is comprised solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Titan 500 Fund acts as a feeder fund, holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

                                                                      PROSPECTUS

Rydex Global Advisors (the "Advisor") manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, the Advisor has adjusted its fees in order to avoid any "layering" of fees, e.g., each Fund's Total Annual Operating Expenses have not increased as a result of investing through a master-feeder arrangement. In addition, the Advisor may discontinue investing through the master-feeder arrangement and resume managing the Funds directly if the Trust's Board of Trustees determines that doing so would be in the best interests of shareholders.

ADVISOR'S PORTFOLIO INVESTMENT STRATEGY IN MANAGING THE DYNAMIC MASTER FUNDS

In managing the Dynamic Master Funds, the advisor uses a "passive" Portfolio Investment Strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor pursues the Dynamic Fund's investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Tempest 500 Fund's and the Venture 100 Fund's performance to inversely correlate to 200% of the performance of the and the Nasdaq 100 Index(R), respectively.

ADDITIONAL FUND INFORMATION

WHO MAY WANT TO INVEST IN THE RYDEX DYNAMIC FUNDS

INVESTORS SEEKING TO UTILIZE "CONSISTENTLY APPLIED LEVERAGE"

The Dynamic Funds may be appropriate for investors who believe that over the long term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index's daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

DYNAMIC ASSET ALLOCATORS

The Dynamic Funds may be appropriate for investors who use an investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.

STRATEGIC ASSET ALLOCATORS

The Dynamic Funds may be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset classes. By utilizing consistently applied leverage, the Fund's Portfolio Investment Strategy can create alternative investment opportunities for strategic asset allocators who seek to match the S&P 500's or NASDAQ 100's daily return because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional S&P 500(R) Index fund. Alternatively, that same investor could invest half that amount
-- $25,000 -- in the Titan 500 Fund and target the same daily return.
This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds (which includes their respective "master fund") are subject to a number of risks that may affect the value of the Fund's shares.

EQUITY RISK (ALL DYNAMIC FUNDS) -- The Funds invest primarily in instruments that attempt to track the price movement of equity indices as well as equity securities, including common stocks. Investments in equity securities and

                                                                      PROSPECTUS

equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL DYNAMIC FUNDS) -- Since each Fund is non-diversified, each fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (VELOCITY 100 AND VENTURE 100 FUNDS) -- None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Velocity 100 Fund's and the Venture
100 Fund's benchmark--the NASDAQ 100 Index(R)--is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (ALL DYNAMIC FUNDS) -- While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL DYNAMIC FUNDS) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these

ADDITIONAL FUND INFORMATION

contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objective. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

FUTURES AND OPTIONS RISK (ALL DYNAMIC FUNDS) -- The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

            FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

            OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

                                                                      PROSPECTUS

               The risks associated with the Fund's use of futures and options contracts Include:

               - The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

               - There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

               - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

               - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

               - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL DYNAMIC FUNDS) -- The normal close of trading of securities listed on NASDAQ and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (TEMPEST 500 FUND AND VENTURE 100 FUND) -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in

ADDITIONAL FUND INFORMATION

price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SWAP COUNTER-PARTY CREDIT RISK (ALL DYNAMIC FUNDS) -- The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

SHAREHOLDER INFORMATION GUIDE

INVESTING WITH RYDEX: SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
A Class Shares are offered exclusively through authorized securities brokers and other financial professionals.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions -- buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or simply download an application from the Rydex Web site -- www.rydexfunds.com. You may also use the Rydex Web site to open certain types of accounts electronically using an e-signature. For more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexfunds.com.

The type of application you will need to complete depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to fill out a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your broker will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM INVESTMENT AMOUNTS

The minimum initial investment amount for A Class Shares is:

-  $1,000 for retirement accounts

-  $2,500 for all other accounts

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

- Attach the title page and signature page of trust documents when establishing a trust account.

- When establishing an account for your corporation, partnership or self-directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other

SHAREHOLDER INFORMATION GUIDE

   documentation evidencing your authority to open the account and engage in transactions.

- You must provide a street address (Rydex does not accept P.O. Box only addresses).

-  BE SURE TO SIGN THE APPLICATION.

BUYING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------
This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

ROLE OF THE MONEY MARKET FUND

Most investors generally will need to make two separate transactions to purchase shares of the Dynamic Funds. First, investors are generally required to purchase shares of the U.S. Government Money Market Fund (the "Money Market Fund"). Then, the Money Market Fund shares may be exchanged for shares of the Dynamic Funds. Investors may make subsequent exchanges directly from one or more Dynamic Funds to other Dynamic Funds. Investors wishing to exchange Dynamic Fund shares for shares of other Rydex Funds, not included in the Dynamic Funds complex, must first exchange shares of the Dynamic Funds for shares of the Money Market Fund.

However, investors purchasing shares through certain financial intermediaries may be able to purchase shares of the Dynamic Funds in a single transaction. To find out if shares of the Dynamic Funds may be purchased directly, without first purchasing shares of the Money Market Fund, investors should check with their financial intermediaries.

--------------------------------------------------------------------------------

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges. Purchases of A Class Shares are sold subject to a front-end sales charge. Each Fund calculates its NAV by:

-  taking the current market value of its total assets

-  Subtracting any liabilities

-  Dividing that amount by the total number of shares owned by shareholders

The Dynamic Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of

                                                             CONTINUED NEXT PAGE

--------------------------------------------------------------------------------

                                                                      PROSPECTUS

--------------------------------------------------------------------------------
10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). The Money Market Fund calculates its NAV once each Business Day, as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investments trade closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the Funds may calculate NAV as of the earlier closing time. On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Dynamic Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call 800.820.0888 or visit the Rydex Web site.

The Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information on the valuation of the Funds' holdings and the amortized cost method can be found in the Statement of Additional Information.
--------------------------------------------------------------------------------

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, subject to the Funds' transaction cut-off times and any applicable front-end sales charge. All share transaction orders must be received by the Funds' transfer agent before the cut-off times below to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

------------------------------------------------------------------------------------------------------
        FUND                        MORNING CUT-OFF TIME (ET)              AFTERNOON CUT-OFF TIME (ET)
------------------------------------------------------------------------------------------------------
DYNAMIC FUNDS                             10:30 A.M.                               3:45 P.M.*
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND           N/A                                   3:30 P.M.**
------------------------------------------------------------------------------------------------------

* FOR INTERNET TRANSACTIONS IN THE DYNAMIC FUNDS, THE CUT-OFF TIME IS 3:55 P.M., EASTERN TIME. FOR MORE INFORMATION ON INTERNET TRANSACTIONS, VISIT WWW.RYDEXFUNDS.COM.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER OR EXCHANGE REQUEST BY 3:30 P.M., EASTERN TIME.

SHAREHOLDER INFORMATION GUIDE

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

You will ordinarily submit your transaction orders through your financial intermediary or other securities dealer through which you opened your shareholder account. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Funds. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transactioN order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction order. In addition, intermediaries may not offer intra-day trading or pricing regardless of when you place you place your order with your intermediary. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------
A Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 5.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the net asset value. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

--------------------------------------------------------------------------------------------
                                          SALES CHARGE AS %           SALES CHARGE AS % OF
      AMOUNT OF INVESTMENT               OF OFFERING PRICE               NET AMOUNT INVESTED
--------------------------------------------------------------------------------------------
Less than $25,000                             5.75%                          6.10%
--------------------------------------------------------------------------------------------
$25,000 but less than $50,000                 5.25%                         5.54%
--------------------------------------------------------------------------------------------
$50,000 but less than $100,000                4.75%                          4.99%
--------------------------------------------------------------------------------------------
$100,000 but less than $250,000               3.75%                          3.90%
--------------------------------------------------------------------------------------------
$250,000 but less than $500,000               2.75%                          2.83%
--------------------------------------------------------------------------------------------
$500,000 but less than $1,000,00              2.00%                          2.04%
--------------------------------------------------------------------------------------------
Greater than $1,000,000                       1.00%                          1.01%
--------------------------------------------------------------------------------------------

                                                                      PROSPECTUS

HOW TO REDUCE YOUR SALES CHARGES

You may be eligible to purchase A Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the Statement of Additional Information.

RIGHTS OF ACCUMULATION

To qualify for the lower sales charge rates that apply to larger purchases of A Class Shares, you may combine your new purchases of A Class Shares with the shares of any other A Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A Class Shares you own.

Additionally, you may combine simultaneous purchases of A Class Shares with the shares of any other class of Rydex Funds (other than money market funds) to reduce the sales charge rate that applies to purchases of A Class Shares. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

LETTERS OF INTENT

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of A Class Shares of Rydex Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

SALES CHARGE WAIVERS

The sales charge on purchases of A Class Shares is waived for certain types of investors, including:

- Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

- Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (Selling Broker) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

- Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

SHAREHOLDER INFORMATION GUIDE

- Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

- Any accounts established on behalf or registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

- Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

-  A Class Shares purchased by reinvesting dividends and distributions.

-  When exchanging A Class Shares of one Fund for A Class Shares of another
   Fund.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

BUYING FUND SHARES
--------------------------------------------------------------------------------
The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds transaction cut-off times.

PURCHASE PROCEDURES

The Funds offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents, such as travelers checks, money orders, bearer bonds, third-party checks or credit card convenience checks. You may buy shares and send your purchase proceeds by any of the methods described below:

                                                                      PROSPECTUS

---------------------------------------------------------------------------------------------------------
                                     INITIAL PURCHASE                       SUBSEQUENT PURCHASES
---------------------------------------------------------------------------------------------------------
                               Complete the account                 Complete the Rydex
                               application that corresponds         investment slip included with
                               to the type of account you are       your quarterly statement or
                               opening.                             send written purchase
BY MAIL                        - MAKE SURE TO DESIGNATE WHICH       instructions that include:
                                 RYDEX FUND(S) YOU WANT TO         - YOUR NAME
IRA AND OTHER                    PURCHASE.                         - YOUR SHAREHOLDER ACCOUNT NUMBER
RETIREMENT                     - MAKE SURE YOUR INVESTMENT         - WHICH RYDEX FUND(S) YOU WANT
ACCOUNTS REQUIRE                 MEETS THE ACCOUNT MINIMUM           TO PURCHASE
ADDITIONAL                    ---------------------------------------------------------------------------
PAPERWORK.                              Make your check payable to RYDEX SERIES FUNDS -- U.S.
                                                 GOVERNMENT MONEY MARKET FUND.
                              ---------------------------------------------------------------------------
                                           Your check must be drawn on a U.S. bank and
                                                      payable in U.S. Dollars.
CALL RYDEX                    ---------------------------------------------------------------------------
SHAREHOLDER                          Include the name of the Rydex Fund(s) you want to purchase
SERVICES TO                                            on your check.
REQUEST A                            IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE,
RETIREMENT                           YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT
ACCOUNT INVESTOR                                     MONEY MARKET FUND.
APPLICATION KIT.              ---------------------------------------------------------------------------
                                       Mail your application              Mail your written purchase
                                          and check to:                   instructions and check to:
                              ---------------------------------------------------------------------------
                               MAILING ADDRESS:
                               Rydex Series Funds A Class Shares
                               U.S. Government Money Market Fund
                               Attn: Ops. Dept.
                               9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                     INITIAL PURCHASE                       SUBSEQUENT PURCHASES
---------------------------------------------------------------------------------------------------------
                               Obtain an account number by          Be sure to designate in your
                               completing the account               wire instructions which
                               application that corresponds         Rydex Fund(s) you want to
                               to the type of account you are       purchase.
                               opening. Then, fax or mail it
BY WIRE                        to Rydex.
                               - MAKE SURE TO DESIGNATE WHICH
RYDEX FAX                        RYDEX FUND(S) YOU WANT TO
NUMBER:                          PURCHASE.
301.296.5103                   - MAKE SURE YOUR INVESTMENT
                                 MEETS THE ACCOUNT MINIMUM.
                             ----------------------------------------------------------------------------
RYDEX                          To obtain "same-day credit" (to get that Business Day's NAV)
SHAREHOLDER                    for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER
SERVICES PHONE                 SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
NUMBER:                        TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
800.820.0888                   - Account Number
OR 301.296.5406                - Fund Name
                               - Amount of Wire
                               - Fed Wire Reference Number
                               You will receive a confirmation number to verify that your purchase order has been accepted.
                                  IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING
                                   WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT
                                                      BUSINESS DAY.
                             ----------------------------------------------------------------------------
                               WIRE INSTRUCTIONS:
                               U.S. Bank
                               Cincinnati, OH
                               Routing Number: 0420-00013
                               For Account of: Rydex Series Funds A Class Shares -- U.S.
                               Government Money Market Account
                               Account Number: 48038-9030
                               [Your Name]
                               [Your shareholder account number]
                                   IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE,
                                    YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT
                                                      MONEY MARKET FUND.
---------------------------------------------------------------------------------------------------------
BY INTERNET RYDEXPRESS                      Follow the directions on the Rydex Web site --
INVEST (ACH)                                               www.rydexfunds.com
---------------------------------------------------------------------------------------------------------

                                                                      PROSPECTUS

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

-  if your bank does not honor your check for any reason

-  if the transfer agent does not receive your wire transfer

-  if the transfer agent does not receive your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

REDEMPTION PROCEDURES

The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------

                       Rydex Funds
                       Attn: Ops. Dept.
MAIL                   9601 Blackwell Road, Suite 500
                       Rockville, MD 20850
--------------------------------------------------------------------------------
                       301.296.5103
                       If you send your redemption order by fax, you should call
FAX                    Rydex shareholder services at 800.820.0888 or
                       301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE              800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION GUIDE

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

-  your name

-  your shareholder account number

-  Fund name(s)

-  dollar amount or number of shares you would like to sell

-  whether you want your sale proceeds sent to you by check, wire or ACH

-  signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax-qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

                                                                      PROSPECTUS

REDEEMING SHARES BY CHECK WRITING

If you hold shares directly, you may redeem shares from the Money Market Fund by writing checks for $500 or more on your existing account. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. If your Money Market Fund's balance is insufficient to cover the amount of your check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the check.

You can obtain a checkwriting application by calling 800.820.0888 or downloading one from www.rydexfunds.com. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. The Funds may suspend the checkwriting privilege at any time.

INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable account minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------
Unlike most mutual funds, Rydex offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A Class Shares of any Dynamic Fund for A Class Shares of any other Dynamic Fund, on the basis of the respective net asset values of the shares involved. Investors may make exchanges between the Dynamic Funds and the Money Market Fund. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
                          Rydex Funds
                          Attn: Ops. Dept.
MAIL                      9601 Blackwell Road, Suite 500
                          Rockville, MD 20850
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION GUIDE

--------------------------------------------------------------------------------
                          301.296.5103
FAX                       If you send your exchange request by fax, you should
                          call Rydex shareholder services at 800.820.0888 to
                          verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE                 800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET                  www.rydexfunds.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

-  your name

-  your shareholder account number

- Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

- dollar amount, number of shares or percentage of Fund position involved in the exchange

-  signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

EXCHANGES WITH THE RYDEX SERIES FUNDS

You may also exchange A Class Shares of the Money Market Fund for any A Class Shares of the Rydex Series Funds, which are separate mutual funds offered through a separate prospectus. If you are contemplating an exchange for shares of the Rydex Series Funds or any other Rydex Fund not described in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain prospectuses for any Rydex Fund not described in this prospectus by calling 800.820.0888 or 301.296.5406 or downloading one from the Rydex Web site -- www.rydexfunds.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------
LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares

                                                                      PROSPECTUS

without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

 TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Funds have instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. You may choose to receive your confirmations and/or statements either by mail or electronically.

RYDEXPRESS(TM) CONNECT

RydExpress(TM) Connect offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the Rydex Web site or e-mail. For more information on RydExpress(TM) Connect, please visit the Rydex Web site at www.rydexfunds.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

-  $15 for wire transfers of redemption proceeds under $5,000

-  $50 on purchase checks returned for insufficient funds

- $25 to stop payment of a redemption check within 10 Business Days of the settlement date

SHAREHOLDER INFORMATION GUIDE


- $15 for standard overnight packages (fee may be higher for special delivery options)

-  $25 for bounced draft checks or ACH transactions

-  $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Money Market Fund, which declares dividends daily and pay them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

TAX INFORMATION
--------------------------------------------------------------------------------
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

                                                                      PROSPECTUS

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

 TAX STATUS OF DISTRIBUTIONS

- Each fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

- The income dividends you receive from the Funds will be taxed as ordinary income.

- Any capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares.

- Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

- Corporate shareholders may be entitled to a dividend-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

SHAREHOLDER INFORMATION GUIDE

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

Rydex Global Advisors, Inc., with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds.

CHAIRMAN OF THE BOARD AND PRESIDENT OF THE ADVISOR

Albert P. Viragh, Jr., owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of both, the Trust and the Rydex Series Funds, supervise the Advisor and establish policies that the Advisor must follow in its day to day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2001 based on the average daily net assets for each Fund, as set forth below:

    FUND                                                    ADVISORY* FEE
    Titan 500 Master Fund                                       .90%
    Tempest 500 Master Fund                                     .90%
    Velocity 100 Master Fund                                    .90%
    Venture 100 Master Fund                                     .90%
    U.S. Government Money Market Fund                           .50%

     *UNDER THE MASTER-FEEDER ARRANGEMENT DESCRIBED ON PAGE 14, THE ADVISOR DOES NOT RECEIVE COMPENSATION FOR MANAGING THE FEEDER FUNDS.

- The advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

- The Adviser has voluntarily agreed to maintain the actual Total Annual Operating Expenses of the A Class Shares of the Dynamic Funds at an "expense cap" of 1.75% (before sales charge). This means that the Advisor will reimburse certain expenses of the Funds so that expenses do not exceed 1.75%. Because the Advisor's agreement to maintain an expense

                                                                      PROSPECTUS

   cap is voluntary, the Advisor may discontinue all or part of its reimbursements at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Advisor to make reimbursements, the Advisor may retain the difference between the Total Annual Operating Expenses of C Class Shares of any Fund and 1.75% (before sales charge) to recapture any of its prior reimbursements.

PORTFOLIO MANAGERS

MICHAEL P. BYRUM, CFA, Chief Investment Officer, has been associated with Rydex since the Advisor was founded in 1993, and since that time played a key role in the development of the firm's Portfolio Investment Strategy and product offerings. As Senior Portfolio Manager, he was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment advisor to Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

CHARLES J. TENNES, Director of Portfolio, joined Rydex in 1999 as Senior Portfolio Manager for the Rydex International Funds, and was part of the team that developed the Mekros Fund and the four Rydex Dynamic Funds. He was named Senior Vice President in 2000 and Director of Portfolio in 2001. From 1991 to 1997, Mr. Tennes was Chief Operating Officer for GIT Investment Funds, where he managed an emerging markets equity fund that invested in more than 30 countries. From 1997 to 1999 he worked as a consultant on privatization in Eastern Europe. He holds a master's degree in international commerce from George Mason University.

An investment team supervised by Mr. Byrum and Mr. Tennes manages each of the Rydex Funds.

BENCHMARK INFORMATION

S&P AND NASDAQ DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE TITAN 500 FUND, TEMPEST 500 FUND, VELOCITY 100 FUND, OR VENTURE 100 FUND (THE "FUNDS") AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

  -  THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

  -  THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

  - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

  - THE RESULTS TO BE OBTAINED BY ANY OF THE DYNAMIC FUNDS, THE INVESTORS IN THE DYNAMIC FUNDS, OR PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

  - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

  -  RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

  -  HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT
     THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

  - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

  - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY
     OBLIGATION TO DO SO;

  - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

  - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

STANDARD & POOR'S(R), S&P(R)," "S&P 500(R)," "STANDARD & POOR'S
500," "500," "STANDARD & POOR'S MIDCAP 400" AND "S&P MIDCAP 400" ARE
TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX GLOBAL ADVISORS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO
REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       4-

--------------------------------------------------------------------------------
              A FAMILY OF FUNDS DESIGNED EXCLUSIVELY

              FOR FINANCIAL PROFESSIONALS AND

              SOPHISTICATED INVESTORS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE DYNAMIC FUNDS IS INCLUDED IN THE SAI DATED _________________, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE DYNAMIC FUNDS. ADDITIONAL INFORMATION ABOUT THE MONEY MARKET FUND IS INCLUDED IN AN SAI DATED AUGUST 1, 2002, WHICH CONTAINS MORE INFORMATION ABOUT THE RYDEX SERIES FUNDS. EACH SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS.

THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC.

YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION, UPON PAYMENT OF A DUPLICATING FEE, BY E-MAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF EACH SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR BY WRITING TO RYDEX DYNAMIC FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS&ACUTE INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS&ACUTE ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS&ACUTE PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR EACH SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

TITAN 500 FUND, TEMPEST 500 FUND, VELOCITY 100 FUND, AND VENTURE 100 FUND ARE SERIES OF RYDEX DYNAMIC FUNDS, SEC FILE NUMBER 811-9525. U.S. GOVERNMENT MONEY MARKET FUND IS A SERIES OF RYDEX SERIES FUNDS, SEC FILE NUMBER 811-7584.

[RYDEX FUNDS LOGO]

9601 BLACKWELL ROAD, SUITE 500
ROCKVILLE, MARYLAND 20850
WWW.RYDEXFUNDS.COM                                                 DYNC-1-5/02

                       STATEMENT OF ADDITIONAL INFORMATION


                               RYDEX DYNAMIC FUNDS

                         9601 BLACKWELL ROAD, SUITE 500,
                            ROCKVILLE, MARYLAND 20850

                                  800.820.0888
                                  301.296.5100

                               WWW.RYDEXFUNDS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Dynamic Funds (the "Trust"):


                                 TITAN 500 FUND
                                TEMPEST 500 FUND
                                VELOCITY 100 FUND
                                VENTURE 100 FUND
                           TITAN 500 MASTER PORTFOLIO
                          TEMPEST 500 MASTER PORTFOLIO
                          VELOCITY 100 MASTER PORTFOLIO
                          VENTURE 100 MASTER PORTFOLIO

This SAI is not a prospectus. It should be read in conjunction with the Trust's
prospectus for A Class Shares, dated [        ]. Copies of the Trust's
prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust's most recent financial statements are incorporated herein by reference to, and must be delivered with, this SAI.

                           The date of this SAI is [ ]

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
GENERAL INFORMATION ABOUT THE TRUST                                            1

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS                               1

INVESTMENT RESTRICTIONS                                                        9

BROKERAGE ALLOCATION AND OTHER PRACTICES                                      11

MANAGEMENT OF THE TRUST                                                       14

DETERMINATION OF NET ASSET VALUE                                              23

PERFORMANCE INFORMATION                                                       24

CALCULATION OF RETURN QUOTATIONS                                              24

PURCHASE AND REDEMPTION OF SHARES                                             25

DIVIDENDS, DISTRIBUTIONS, AND TAXES                                           26

OTHER INFORMATION                                                             30

INDEX PUBLISHERS                                                              30

COUNSEL                                                                       30

AUDITORS AND CUSTODIAN                                                        30

FINANCIAL STATEMENTS                                                          31

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on August 6, 1999. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Currently, the Trust is comprised of the following series: Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, and Venture 100 Master Portfolio. The Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, and Venture 100 Master Portfolio (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund, respectively (the "Feeder Funds").

In addition to the A Class Shares described in this SAI, the Trust currently offers C Class Shares and H Class Shares. The different classes provide for variations in sales charges and certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. Sales charges and minimum investment requirements with respect to these other classes are described in the separate Prospectuses applicable to each class. For more information on shareholder servicing and distribution expenses for the A Class Shares, see "Distribution" below. For more information on shareholder servicing and distribution expenses for the C Class Shares and H Class Shares, see the applicable Prospectuses and SAIs for these classes. Additional Funds and/or classes may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
Each Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, those sections of the Prospectus.

Portfolio management is provided to each Fund by the Trust's investment advisor, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Global Advisors (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectus may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without violating the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

ILLIQUID SECURITIES
While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by a Fund, to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Master Funds presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. Each Feeder Fund currently pursues its respective investment objective through such an arrangement.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment advisor and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Titan 500 Master Fund and Velocity 100 Master Fund may buy call options and write (sell) put options on securities, and the Tempest 500 Master Fund and Venture 100 Master Fund may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

OPTIONS ON SECURITY INDICES. The Titan 500 Master Fund and Velocity 100 Master Fund may purchase call options and write put options, and the Tempest 500 Master Fund and Venture 100 Master Fund may purchase put options and write call options, on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices, which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

SWAP AGREEMENTS
The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap", interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER
As discussed in the Trust's prospectus, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "Risks of Investing in the Funds" and "Financial Highlights" in the Trust's Prospectus). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one year.

REPURCHASE AGREEMENTS
As discussed in the Trust's prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS
The Tempest 500 Fund, Tempest 500 Master Fund, Venture 100 Fund, and Venture 100 Master Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES
The Tempest 500 Fund, Tempest 500 Master Fund, Venture 100 Fund, and Venture 100 Master Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security to close out the short sale by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Tempest 500 Fund, Tempest 500 Master Fund, Venture 100 Fund, or Venture 100 Master Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The Titan 500 Fund, Titan 500 Master Fund, Velocity 100 Fund, and Velocity 100 Master Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none of these Funds currently expect to do so, these Funds may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government Securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by the Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or
(9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES
The Funds may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectus) are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

A Fund shall not:

     1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

     2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

     3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

     4. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

     5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

     6. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
          (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

     7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

     1.   Invest in warrants.

     2.   Invest in real estate limited partnerships.

     3.   Invest in mineral leases.

     4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by
          Section 18 of the 1940 Act.

     5.   Invest in companies for the purpose of exercising control.

     6. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

     7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

     8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal period ended December 31, 2000 and 2001 the Funds paid the following brokerage commissions:

-------------- --------------- --------------- --------------- -------------- --------------- ---------------
                                   TOTAL                                          TOTAL
                                 BROKERAGE                                      BROKERAGE
                   TOTAL        COMMISSIONS      AGGREGATE         TOTAL       COMMISSIONS      AGGREGATE
                 BROKERAGE        PAID TO        BROKERAGE       BROKERAGE       PAID TO        BROKERAGE
                COMMISSIONS      AFFILIATES     COMMISSIONS     COMMISSIONS     AFFILIATES     COMMISSIONS
                PAID FOR THE      FOR THE         FOR THE      PAID FOR THE      FOR THE         FOR THE
                FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR    FISCAL YEAR     FISCAL YEAR
                ENDING 2000     ENDING 2000     ENDING 2000     ENDING 2001    ENDING 20001    ENDING 2001
    FUND            ($)             ($)             ($)             ($)            ($)             ($)
-------------- --------------- --------------- --------------- -------------- --------------- ---------------
Titan 500         $17,075            $0           $17,075        $819,488           $0           $819,488
-------------- --------------- --------------- --------------- -------------- --------------- ---------------
Tempest 500       $23,489            $0           $23,489         $26,928           $0           $26,928
-------------- --------------- --------------- --------------- -------------- --------------- ---------------
Velocity 100       $1,080            $0            $1,080         $75,187           $0           $75,187
-------------- --------------- --------------- --------------- -------------- --------------- ---------------
Venture 100         $826             $0             $826          $10,290           $0           $10,290
-------------- --------------- --------------- --------------- -------------- --------------- ---------------


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

------------------- -------------------------------------------- ------------------------------------------
                                                                    TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                         TOTAL DOLLAR AMOUNT OF BROKERAGE           INVOLVING BROKERAGE COMMISSIONS FOR
       FUND              COMMISSIONS FOR RESEARCH SERVICES                   RESEARCH SERVICES
------------------- -------------------------------------------- ------------------------------------------
Titan 500                               $92                                        $276
------------------- -------------------------------------------- ------------------------------------------
Velocity 100                           $363                                       $1,089
------------------- -------------------------------------------- ------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. At December 31, 2001, the following Funds held the following securities of the Trust's "regular brokers or dealers:"

------------------- --------------- ---------------------------------------------------------------------------
                                                            REGULAR BROKERS OR DEALERS
                         TYPE       ---------------------------------------------------------------------------
       FUND          OF SECURITY          FUJI SECURITIES, INC.                 LEHMAN BROTHERS, INC.
------------------- --------------- ---------------------------------- ----------------------------------------
Titan 500           Repurchase                  $  3,677,756                          $  3,294,961
                    Agreement
------------------- --------------- ---------------------------------- ----------------------------------------
Tempest 500         Repurchase
                    Agreement                   $  7,400,951                          $  6,630,631
------------------- --------------- ---------------------------------- ----------------------------------------
Velocity 100        Repurchase
                    Agreement                   $  1,284,081                          $  1,150,429
------------------- --------------- ---------------------------------- ----------------------------------------
Venture 100         Repurchase
                    Agreement                   $  6,509,428                          $  5,831,901
------------------- --------------- ---------------------------------- ----------------------------------------
                                                            REGULAR BROKERS OR DEALERS
                         TYPE       ---------------------------------------------------------------------------
       FUND          OF SECURITY       SALOMON SMITH BARNEY, INC.                 PAINEWEBBER, INC.
------------------- --------------- ---------------------------------- ----------------------------------------
Titan 500           Repurchase                  $  6,436,074                          $  7,355,513
                    Agreement
------------------- --------------- ---------------------------------- ----------------------------------------
Tempest 500         Repurchase
                    Agreement                   $ 12,951,665                          $ 14,801,903
------------------- --------------- ---------------------------------- ----------------------------------------
Velocity 100        Repurchase
                    Agreement                   $  2,247,141                          $  2,568,162
------------------- --------------- ---------------------------------- ----------------------------------------
Venture 100         Repurchase
                    Agreement                   $ 11,391,499                          $ 13,018,857
------------------- --------------- ---------------------------------- ----------------------------------------
                                                            REGULAR BROKERS OR DEALERS
                         TYPE       ---------------------------------------------------------------------------
       FUND          OF SECURITY          LEHMAN BROTHERS, INC.
------------------- --------------- ---------------------------------- ----------------------------------------
Titan 500           Common Stock                $   117,768
------------------- --------------- ---------------------------------- ----------------------------------------

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Trustees under the laws of the State of Delaware. Each Trustee is responsible for the 8 Funds in the Trust as well as other funds in the Rydex Family of Funds that are described in a separate prospectus and SAI. In total the Rydex Family of Funds is comprised of 80 Funds, each of which is overseen by the Trustees. The Trustees have approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

TRUSTEES

ALBERT P. VIRAGH, JR. (61) */

         Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment advisor, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Fund Services, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment advisor, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment advisor, 1985 to 1993.

COREY A. COLEHOUR (57)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present.

J. KENNETH DALTON (61)

         Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O. DEMARET (62)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T. MCCARVILLE (60)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.



--------------------------------
*/ This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

ROGER SOMERS (58)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present.

BOARD STANDING COMMITTEES. The Board has established the following standing committee:

- AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each Fund and all Rydex Funds as of the end of the most recently completed calendar year. Shares of the Master Funds are not available for purchase by individuals. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The valuation date is December 31, 2001. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------- --------------------------------------- ---------------------------------------
                                 DOLLAR RANGE OF FUND SHARES         AGGREGATE DOLLAR RANGE OF SHARES IN
NAME                              (RYDEX DYNAMIC FUNDS ONLY)         ALL RYDEX FUNDS OVERSEEN BY TRUSTEE
--------------------------- --------------------------------------- ---------------------------------------
Albert P. Viragh               over $100,000 - Venture 100 Fund                 over $100,000
                               over $100,000 - Tempest 500 Fund
--------------------------- --------------------------------------- ---------------------------------------
Corey A. Colehour                             $0                                      $0
--------------------------- --------------------------------------- ---------------------------------------
J. Kenneth Dalton                             $0                                      $0
--------------------------- --------------------------------------- ---------------------------------------
John O. Demaret                               $0                                over $100,000
--------------------------- --------------------------------------- ---------------------------------------
Patrick T. McCarville                         $0                               $50,001-$100,000
--------------------------- --------------------------------------- ---------------------------------------
Roger Somers                  $50,001-$100,000-Velocity 100 Fund                over $100,000
--------------------------- --------------------------------------- ---------------------------------------

BOARD COMPENSATION. The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended December 31, 2001, is set forth in the table below:

---------------------------- ---------------- ---------------------- --------------------- ------------------
                                                                                                 TOTAL
                                                                                             COMPENSATION
                                                   PENSION OR                                  FROM FUND
                                AGGREGATE      RETIREMENT BENEFITS     ESTIMATED ANNUAL       COMPLEX FOR
                              COMPENSATION     ACCRUED AS PART OF       BENEFITS UPON      SERVICE ON THREE
 NAME OF PERSON, POSITION      FROM TRUST       TRUST'S EXPENSES          RETIREMENT            BOARDS*
---------------------------- ---------------- ---------------------- --------------------- ------------------
Albert P. Viragh, Jr.,               $0                $0                     $0                  $0
Chairman and President
---------------------------- ---------------- ---------------------- --------------------- ------------------
Corey A. Colehour,               $6,000                $0                     $0                $44,000
Trustee
---------------------------- ---------------- ---------------------- --------------------- ------------------
J. Kenneth Dalton,               $6,000                $0                     $0                $44,000
Trustee
---------------------------- ---------------- ---------------------- --------------------- ------------------
Roger Somers,                    $6,000                $0                     $0                $44,000
Trustee
---------------------------- ---------------- ---------------------- --------------------- ------------------
John O. Demaret,                 $6,000                $0                     $0                $44,000
Trustee
---------------------------- ---------------- ---------------------- --------------------- ------------------
Patrick T. McCarville,           $6,000                $0                     $0                $44,000
Trustee
---------------------------- ---------------- ---------------------- --------------------- ------------------

* Each member of the Board of Trustees also serves as a Trustee to Rydex Variable Trust and to Rydex Series Funds.

The Trustees and other affiliated persons of the Trust may purchase A Class Shares without paying an initial sales charge. The Distributor permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of A Class Shares, see the Funds' Prospectus.

TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the Officers receive compensation from the Trust for their services.

ROBERT M. STEELE (44)

         Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Executive Vice President of PADCO Advisors, Inc., investment advisor, 2000 to present; Executive Vice President of PADCO Advisors II, Inc., investment advisor, 2000 to present; Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994.

CARL G. VERBONCOEUR (49)

         Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to present; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

MICHAEL P. BYRUM (32)

         Vice President of Rydex Series Funds, 1997 to present; Vice President of the Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Executive Vice President and Senior Portfolio Manager of PADCO Advisors, Inc., investment advisor, 1993 to present; Executive Vice President and Senior Portfolio Manager of PADCO Advisors II, Inc., investment advisor, 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment advisor, 1992 to 1993.

JOANNA M. HAIGNEY (36)

         Assistant Secretary of Rydex Series Funds, 2000 to present; Assistant Secretary of the Rydex Variable Trust, 2000 to present; Vice President of Compliance of Rydex Fund Services, Inc., 2000 to present; Assistant Secretary of the Rydex Dynamic Funds, 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

ADVISOR
PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 together with PADCO Advisors II, Inc. a registered investment advisor under common control and does business under the name Rydex Global Advisors (the "Advisor"). Albert P. Viragh, Jr., the Chairman of the Board of Trustees and President of the Advisor, owns a controlling interest in the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares.

Under an investment advisory agreement the Advisor serves as the investment advisor for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of October 1, 2002, assets under management of the Advisor were approximately $5.4 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of each Master Fund. The Advisor may, from time to time reimburse certain expenses of the Funds in order to limit the Funds' operating expenses as described in the Prospectus.

For the fiscal years ended December 31, 2001 and 2000 the Advisor received the following investment advisory fees:

------------------------------------------------------- -----------------------------------------------------
                         FUND                                            ADVISORY FEES PAID
------------------------------------------------------- -------------------------- --------------------------
                                                                  2001                       2000
------------------------------------------------------- -------------------------- --------------------------
Titan 500                                                       $890,162                   $282,832
------------------------------------------------------- -------------------------- --------------------------
Tempest 500                                                     $685,484                   $110,048
------------------------------------------------------- -------------------------- --------------------------
Velocity 100                                                   $1,480,345                  $453,458
------------------------------------------------------- -------------------------- --------------------------
Venture 100                                                     $657,577                   $160,418
------------------------------------------------------- -------------------------- --------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The investment advisory agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the investment advisory agreement for another year.

Before this year's meeting, the Board requested and received written materials from the Advisor about: (a) the quality of the Advisor's investment management and other services; (b) the Advisor's investment management personnel; (c) the Advisor's operations and financial condition; (d) the Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Advisor charges each Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) each Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisor's profitability from its Fund-related operations; (h) the Advisor's compliance systems; (i) the Advisor's policies on and compliance procedures for personal securities transactions; (j) the Advisor' reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Advisor presented additional oral and written information to the Board to help the Board evaluate the Advisor's fee and other aspects of the investment advisory agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the investment advisory agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the investment advisory agreement are fair and reasonable; (b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to renew the investment advisory agreement for another year.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, three-fortieths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

For the fiscal years ended December 31, 2001 and 2000 the Funds paid the Servicer the following service fees:

------------------------------------------------------- -----------------------------------------------------
                         FUND                                     ADMINISTRATIVE SERVICE FEES PAID
------------------------------------------------------- -------------------------- --------------------------
                                                                  2001                       2000
------------------------------------------------------- -------------------------- --------------------------
Titan 500                                                       $246,937                    $78,565
------------------------------------------------------- -------------------------- --------------------------
Tempest 500                                                     $190,201                    $30,569
------------------------------------------------------- -------------------------- --------------------------
Velocity 100                                                    $411,079                   $125,961
------------------------------------------------------- -------------------------- --------------------------
Venture 100                                                     $182,598                    $44,561
------------------------------------------------------- -------------------------- --------------------------

Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. The Servicer received the following fees for the fiscal years ended December 31, 2001 and 2000:

------------------------------------------------------- -----------------------------------------------------
                         FUND                                      ACCOUNTING SERVICES FEES PAID
------------------------------------------------------- -----------------------------------------------------
                                                                  2001                       2000
------------------------------------------------------- -------------------------- --------------------------
Titan 500                                                        $72,258                    $21,812
------------------------------------------------------- -------------------------- --------------------------
Tempest 500                                                      $67,128                    $11,874
------------------------------------------------------- -------------------------- --------------------------
Velocity 100                                                    $107,939                    $28,796
------------------------------------------------------- -------------------------- --------------------------
Venture 100                                                      $63,833                    $15,622
------------------------------------------------------- -------------------------- --------------------------

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the A Class Shares. The Funds' current distribution and shareholder services plan for the A Class Shares, as well as a description of the services performed under the plan, is described below.

A CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A Class Shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to A Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include:
(i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

On days when the CBOT is closed during its usual business hours, but the shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by a Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for a Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for a Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by a Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes, which may be necessary to assure that the investments of the Funds are valued at fair value.

PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Funds may be compared to various unmanaged indices, including, but not limited to, the S&P 500(R) Index or the Dow Jones Industrial Average, the Nasdaq 100 Index(R), and the Nasdaq Composite Index(R).

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc., Morningstar Inc. and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:
P (1 + T) TO THE POWER OF N = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:
P (1+T) TO THE POWER OF N = ATV SUB D, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV SUB D = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T) TO THE POWER OF N = ATV SUB DR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV SUB DR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

HISTORICAL PERFORMANCE. The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for each of the Funds was as follows for the one-year, three year five-year, ten-year and since inception periods ended December 31, 2002.

------------------------------- ----------------- ---------------------------------------- -----------------
                                                                                           AGGREGATE TOTAL
                                     CLASS          AVERAGE ANNUAL TOTAL RETURN FISCAL       RETURN SINCE
             FUND               (INCEPTION DATE)                 YEAR END                     INCEPTION
------------------------------- ----------------- ---------------------------------------- -----------------
                                                       ONE YEAR         SINCE INCEPTION
------------------------------- ----------------- ------------------- -------------------- -----------------
TITAN 500
------------------------------- ----------------- ------------------- -------------------- -----------------
BEFORE TAX                             H               (33.93)%            (32.51)%            (47.09)%
                                   (5/19/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
BEFORE TAX                             C               (34.60)%            (36.10)%            (38.71)%
                                   (11/27/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
AFTER-TAX ON DISTRIBUTIONS             H               (33.93)%            (32.52)%              n/a
                                   (5/19/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
AFTER-TAX ON DISTRIBUTIONS             H               (20.67)%            (25.33)%              n/a
AND REDEMPTIONS                    (5/19/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
TEMPEST 500
------------------------------- ----------------- ------------------- -------------------- -----------------
BEFORE TAX                             H                20.81%              21.80%              37.62%
                                   (5/19/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
BEFORE TAX                             C                 n/a                11.41%              11.41%
                                    (3/7/01)
------------------------------- ----------------- ------------------- -------------------- -----------------
AFTER-TAX ON DISTRIBUTIONS             H                20.81%              21.62%               n/a
                                   (5/19/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
AFTER-TAX ON DISTRIBUTIONS             H                12.67%              17.54%               n/a
AND REDEMPTIONS                    (5/19/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
VELOCITY 100
------------------------------- ----------------- ------------------- -------------------- -----------------
BEFORE TAX                             H               (69.38)%            (72.18)%            (87.18)%
                                   (5/24/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
BEFORE TAX                             C               (69.90)%            (76.83)%            (80.34)%
                                   (11/20/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
AFTER-TAX ON DISTRIBUTIONS             H               (69.38%)            (72.18)%              n/a
                                   (5/24/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
AFTER-TAX ON DISTRIBUTIONS             H               (42.25)%            (52.51)%              n/a
AND REDEMPTIONS                    (5/24/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
VENTURE 100
------------------------------- ----------------- ------------------- -------------------- -----------------
BEFORE TAX                             H                (5.00)%             (0.79)%             (1.27)%
                                   (5/23/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
BEFORE TAX                             C                 n/a               (15.53)%            (15.53)%
                                    (3/8/01)
------------------------------- ----------------- ------------------- -------------------- -----------------
AFTER-TAX ON DISTRIBUTIONS             H                (5.00%)             (0.79)%              n/a
                                   (5/23/00)
------------------------------- ----------------- ------------------- -------------------- -----------------
AFTER-TAX ON DISTRIBUTIONS             H                (3.04)%             (1.04%)              n/a
AND REDEMPTIONS                    (5/23/00)
------------------------------- ----------------- ------------------- -------------------- -----------------

* C Class Shares of the Tempest 500 commenced operations on March 7, 2001. Therefore it does not have a performance history for a full calendar year.
** C Class Shares of the Venture 100 Funds commenced operations on March 8, 2001. Therefore it does not have a performance history for a full calendar year.

PURCHASE AND REDEMPTION OF SHARES

INITIAL SALES CHARGES. Each Fund is sold subject to an initial sales charge for its A Class Shares. The sales charge is used to compensate the Distributor and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

DEALER REALLOWANCES. A Class Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A Class Shares.

------------------------------------------- ----------------------------------------------------------------
AMOUNT OF INVESTMENT                              AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
------------------------------------------- ----------------------------------------------------------------
Less than $25,000                                                        5.00%
------------------------------------------- ----------------------------------------------------------------
$25,000 but less than $50,000                                            4.50%
------------------------------------------- ----------------------------------------------------------------
$50,000 but less than $100,000                                           4.00%
------------------------------------------- ----------------------------------------------------------------
$100,000 but less than $250,000                                          3.00%
------------------------------------------- ----------------------------------------------------------------
$250,000 but less than $500,000                                          2.25%
------------------------------------------- ----------------------------------------------------------------
$500,000 but less than $1,000,000                                        1.60%
------------------------------------------- ----------------------------------------------------------------
Greater than $1,000,000                                                  0.75%
------------------------------------------- ----------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

     You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the Rydex Funds that you own, calculated at their then current public offering price.

     If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already owns qualifying shares of any Rydex Fund with a value of $20,000 and wish to invest an additional $40,000 in an A Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint.

     To qualify for obtaining the discount applicable to a particular purchase, you or your dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

     AGGREGATING ACCOUNTS (GROUP PURCHASES)

     1. To receive a reduced sales charge on A Class Shares, investments in any Rydex Fund share class made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

- trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;
-    solely controlled business accounts;
-    single participant retirement plans; or
- endowments or foundations established and controlled by you or your immediate family.

     2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

     3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

     SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that Rydex Fund has limited access, to the investment firm's clients' account information. Since Rydex Fund Services has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

     You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

     The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

     CALCULATING THE INITIAL SALES CHARGE:

- Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

- It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

- The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

- Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

- Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

- Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

- If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

- The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

     FULFILLING THE INTENDED INVESTMENT

- By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

- To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

- If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably constitutes and appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     CANCELING THE LOI

- If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

- If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange, or any foreign market where the Funds' securities trade is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL INCOME TAX CONSIDERATIONS
The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY ("RIC") STATUS
A Fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund:
(i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (the "Asset Test").

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

OPTIONS TRANSACTIONS BY THE FUNDS
If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Funds may invest in options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Funds involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each Fund will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund.

Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in certain options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

MASTER-FEEDER STRUCTURE
The Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund and the Venture 100 Fund are each feeder funds in a master-feeder structure. The corresponding Master Funds for these Funds are the Titan 500 Master Fund, Tempest 500 Master Fund, Velocity 100 Master Fund and the Venture 100 Master Fund, respectively. Each Master Fund is taxable for federal income tax purposes as a corporation and each has made an election to be treated as a regulated investment company.

Each of the Feeder Funds will receive dividend and capital gain distributions from its corresponding Master Fund, respectively. Such dividend and capital gain distributions will then be distributed by the Feeder Funds to their respective shareholders.

BACK-UP WITHHOLDING
In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government Securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

CODE OF ETHICS
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Combined Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Combined Code. The Combined Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Combined Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Combined Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Combined Code is on file with the SEC, and is available to the public.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may visit the Trust's Web site at www.rydexfunds.com or call 800.820.0888 or
301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS
The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the S&P Indexes to track general stock market performance. S&P's only relationship to Rydex Global Advisors is the licensing of certain trademarks and trade names of S&P and of the S&P Indexes which is determined, composed and calculated by S&P without regard to Rydex Global Advisors or the Rydex Funds. S&P has no obligation to take the needs of Rydex Global Advisors or the owners of the Rydex Funds into consideration in determining, composing or calculating the S&P Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Rydex Funds or the timing of the issuance or sale of the Rydex Funds or in the determination or calculation of the net asset value of the Rydex Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX GLOBAL ADVISORS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

[        ], is the auditor and the independent certified public accountant of the Trust and each of the Funds.

U. S. Bank, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds. The custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended December 31, 2001, including notes thereto and the report of PricewaterhouseCoopers LLP are incorporated by reference into this SAI. A copy of the Trust's Annual Report to Shareholders (the "Annual Report") must accompany the delivery of this Statement of Additional Information.

                            PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)(1) Certificate of Trust of NewCo Trust is incorporated by reference to Exhibit (a) (1) of the Initial Registration Statement, as filed August 9, 1999.

(a)(2) Declaration of Trust of NewCo Trust is incorporated by reference to Exhibit (a) (2) of the Initial Registration Statement, as filed August 9, 1999.

(a)(3) Amended and Restated Certificate of Trust, dated November 23, 1999, is incorporated herein by reference to Exhibit (a)(3) of Pre-Effective Amendment No. 1 to this Registration Statement, filed November 24, 1999.

(a)(4) Amended and Restated Declaration of Trust, dated November 23, 1999, is incorporated herein by reference to Exhibit (a)(4) of Pre-Effective Amendment No. 1 to this Registration Statement, filed November 24, 1999.

(b)(1)    By-Laws of Registrant are incorporated herein by reference to Exhibit
          (b) of the Initial Registration Statement, as filed August 9, 1999.

(b)(2) Amended and Restated By-Laws, dated November 23, 1999, are incorporated herein by reference to Exhibit (b)(2) of Pre-Effective Amendment No. 1 to this Registration Statement, filed November 24, 1999.

(c)       Not Applicable.

(d) Investment Advisory Agreement between the Registrant and PADCO Advisors, Inc., is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc., is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(f)       Not Applicable.

(g) Form of Custodian Agreement between the Registrant and Firstar Bank, N.A., dated November 1999, is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 1 to this Registration Statement, filed November 24, 1999.

(h)(1) Service Agreement between the Registrant and PADCO Service Company, Inc., is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(h)(2) Accounting Services Agreement between the Registrant and PADCO Service Company, Inc., is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(i)       Not Applicable.

(j)       Not Applicable.

(k)       Not Applicable.

(l)       Not Applicable.

(m)(1) Distribution Plan, dated August 10, 1999, as amended February 25, 2000, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(m)(2) Distribution and Shareholder Services Plan, dated August 28, 2000, is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(n)       Not Applicable.

(o) Rule 18f-3 Plan, dated August 28, 2000 is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., and PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811-08821), filed on April 5, 2000.

(q) Powers of Attorney for Albert P. Viragh, Jr., Carl G. Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25. INDEMNIFICATION

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of August 6, 1999 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Each of the directors of the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the Secretary of the Advisors, is an employee of the Advisor at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Albert P. Viragh, Jr. also has served (and continues to serve) as: (i) the Chairman of the Board of Trustees and the President of the Trust since the Trust's organization as a Delaware business trust on August 6, 1999; (ii) the Chairman of the Board of Directors, the President, and the Treasurer of Rydex Fund Services, Inc. (formerly PADCO Service Company, Inc.) (the "Servicer"), the Trust's registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; (iii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Advisors II, Inc. ("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994; and (iv) the Chairman of the Board of Directors, the President, and the Treasurer of Rydex Distributors, Inc. (formerly PADCO Financial

Services, Inc.) (the "Distributor"), the distributor of the shares of the Trust, since the incorporation of the Distributor in the State of Maryland on March 21, 1996. Amanda C. Viragh also has served (and continues to serve) as the Secretary of the Advisor, the Servicer, and PADCO II, and also as the Assistant Treasurer of the Servicer.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for H Class, C Class, and Master Class Shares of the Registrant, Investor Class, Advisor Class, C Class, H Class, and Master Class Shares of Rydex Series Funds, a registered investment company advised by PADCO Advisors, Inc., and the shares of Rydex Variable Trust, a registered investment company advised by PADCO Advisors II, Inc., but does not currently serve as the principal underwriter for the securities of any other investment company.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.:

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH                POSITIONS AND OFFICES
BUSINESS ADDRESS*                   UNDERWRITER                               WITH REGISTRANT
-------------------                 -----------                               ---------------
Albert P. Viragh, Jr.               Chairman of the Board of Directors,       Chairman of the Board
                                    President and Treasurer                   of Trustees and President

Amanda C. Viragh                    Director                                  None

Carl G. Verboncoeur                 Vice President                            Vice President


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement (File No. 811-09525) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 25th day of October, 2002.

                                      Rydex Dynamic Funds

                                      By: /s/Albert P. Viragh, Jr.
                                      ------------------------------
                                      Albert P. Viragh, Jr.
                                      President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


SIGNATURE                                  TITLE                                        DATE
---------                                  ------                                       ----
/s/Albert P. Viragh, Jr.                   Chairman of the Board of Trustees,         October 25, 2002
------------------------                   Principal Executive Officer, and
Albert P. Viragh, Jr.                      President

        *
-------------------------                  Member of the Board of Trustees            October 25, 2002
Corey A. Colehour

        *
-------------------------                  Member of the Board of Trustees            October 25, 2002
J. Kenneth Dalton

        *
-------------------------                  Member of the Board of Trustees            October 25, 2002
John O. Demaret

        *
-------------------------                  Member of the Board of Trustees            October 25, 2002
Roger Somers

        *
-------------------------                  Member of the Board of Trustees            October 25, 2002
Patrick T. McCarville

/s/Carl G. Verboncoeur                     Vice President and Treasurer               October 25, 2002
--------------------------
Carl G. Verboncoeur

*By /s/Albert P. Viragh, Jr.
    ------------------------
    Albert P. Viragh, Jr., Attorney-in-Fact
     *Powers of Attorney previously filed

                                  EXHIBIT INDEX

EXHIBIT #      NAME

(a)(1) Certificate of Trust of NewCo Trust is incorporated by reference to Exhibit (a)(1) of the Initial Registration Statement, as filed August 9, 1999.

(a)(2) Declaration of Trust of NewCo Trust is incorporated by reference to Exhibit (a) (2) of the Initial Registration Statement, as filed August 9, 1999.

(a)(3) Amended and Restated Certificate of Trust, dated November 23, 1999, is incorporated herein by reference to Exhibit (a)(3) of Pre-Effective Amendment No. 1 to this Registration Statement, filed November 24, 1999.

(a)(4) Amended and Restated Declaration of Trust, dated November 23, 1999, is incorporated herein by reference to Exhibit (a)(4) of Pre-Effective Amendment No. 1 to this Registration Statement, filed November 24, 1999.

(b)(1) By-Laws of Registrant are incorporated herein by reference to Exhibit (b) of the Initial Registration Statement, as filed August 9, 1999.

(b)(2) Amended and Restated By-Laws, dated November 23, 1999, are incorporated herein by reference to Exhibit (b)(2) of Pre-Effective Amendment No. 1 to this Registration Statement, filed November 24, 1999.

(c)            Not Applicable.

(d) Investment Advisory Agreement between the Registrant and PADCO Advisors, Inc., is incorporated herein by reference to Exhibit
               (d) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc., is incorporated herein by reference to Exhibit
               (e) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(f)            Not Applicable.

(g) Form of Custodian Agreement between the Registrant and Firstar Bank, N.A., dated November 1999, is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 1 to this Registration Statement, filed November 24, 1999.

(h)(1) Service Agreement between the Registrant and PADCO Service Company, Inc., is incorporated herein by reference to Exhibit
               (h)(1) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(h)(2) Accounting Services Agreement between the Registrant and PADCO Service Company, Inc., is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(i)            Not Applicable.

(j)            Not Applicable.

(k)            Not Applicable.

(l)            Not Applicable.

(m)(1) Distribution Plan, dated August 10, 1999, as amended February 25, 2000, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(m)(2) Distribution and Shareholder Services Plan, dated August 28, 2000, is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(n)            Not Applicable.

(o) Rule 18f-3 Plan, dated August 28, 2000 is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., and PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811- 08821), filed on April 5, 2000.

(q)            Powers of Attorney for Albert P. Viragh, Jr., Carl G.
               Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 2001.


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